PREPAID EXPENSE AND OTHER ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PREPAID EXPENSE AND OTHER ASSETS
Summary of prepaid expenses and other assets

	December 31,	June 30,
	2020	2021
Deposits(i)	91,258	81,068
Advances to suppliers	10,607	124,365
Prepaid taxes	338,450	320,408
Prepaid service fee	45,201	11,015
Prepaid investment (ii)	270,996	304,996
Others	37,046	40,313
Less: Adoption of new accounting standard	(466)	(394)
Total	793,092	881,771
(i)	Deposits mainly include rent deposits and deposits to third-party vendors.
(ii)

Prepaid investment mainly composed of the prepayment to acquire equity interests in Shanghai Xinzhen Financial Information Consulting Co., Ltd, Jiangxi Financial Development Group Co. Ltd and Guobing Sports Development (Beijing) Co., LTD as of June 30,2021.

	December 31,	December 31,
	2019	2020
Deposits(i)	100,278	91,258
Advances to suppliers	37,118	10,607
Prepaid taxes	294,487	338,450
Prepaid service fee	17,268	45,201
Prepaid investment (ii)	632,096	270,996
Others	56,540	37,046
Less: Adoption of new accounting standard	—	(466)
Total	1,137,787	793,092
(i)	Deposits mainly include rent deposits and deposits to third-party vendors.
(ii)	Prepaid investment mainly composed of the prepayment to acquire equity interests in Hubei Consumer Finance Company, Shanghai Xinzhen Financial Information Consulting Co., Ltd and Jiangxi Financial Development Group Co. Ltd as of December 31, 2019. The Group obtained the approval of changes of control from Hubei Consumer Finance Company and local regulatory authorities during the year ended December 31,2020. As of December 31, 2020,the prepaid investment to Shanghai Xinzhen Financial Information Consulting Co., Ltd and Jiangxi Financial Development Group Co. Ltd are still subject to the approval of changes of control from the investees or local regulatory authorities.